Consolidated Statements Of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Loss [Abstract]
Change in unrealized loss from hedging activities, tax effect	$ (78)	$ 17	$ 261